Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2018	Mar. 31, 2017
Employee benefit plans
Discount rate	0.80%	0.90%
Rate of increase in compensation levels	1.70%	2.50%